Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Contract revenue	$ 185,380				$ 204,329					$ 848,972	$ 817,204	$ 787,314
Direct contract expense	145,275				160,635					669,504	632,831	603,481
Gross profit	40,105	42,822	46,633	46,319	43,694	47,673	46,472	46,681	43,547	179,468	184,373	183,833
Operating expenses	18,864				22,250					84,128	91,494	83,035
General and administrative	18,993				11,804					53,139	52,441	65,305
Operating income	2,248				9,640					42,201	40,438	35,493
Other income (expense):
Interest income	11				17					55	78	45
Interest expense	(18,948)				(18,919)					(75,700)	(74,934)	(73,919)
Other	(28)				(15)					(84)	(55)	32
Total other (expense) income	(18,965)				(18,917)					(71,816)	(74,911)	(72,903)
Loss before taxes	(16,717)				(9,277)					(29,615)	(34,473)	(37,410)
Income tax expense	(1,745)				(1,744)					(6,977)	(6,974)	(6,974)
Net loss	(18,462)	(9,353)	(7,087)	(9,131)	(11,021)	(9,526)	(8,866)	(10,245)	(12,810)	(36,592)	(41,447)	(44,384)
Basic and diluted loss per share	$ (2.41)				$ (1.64)					$ (5.39)	$ (6.74)	$ (7.83)
Basic and weighted average common shares outstanding	7,659,817				6,726,417					6,787,660	6,148,438	5,671,977
Net loss	(18,462)	(9,353)	(7,087)	(9,131)	(11,021)	(9,526)	(8,866)	(10,245)	(12,810)	(36,592)	(41,447)	(44,384)
Other comprehensive income:
Postretirement actuarial gains										279	26	55
Comprehensive loss	$ (18,462)				$ (11,021)					$ (36,313)	$ (41,421)	$ (44,329)